CONCENTRATIONS (Details)	12 Months Ended
Dec. 31, 2019
Concentrations (Textual)
Concentration, description	Company purchased 99.84% of its medical devices for resale and distribution from Neurotech, a company that Vadim Sakharov is a shareholder and executive manager.